Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Revenues	$ 61,009	$ 51,600	$ 46,051
Cost of revenues:
Cost of revenues	15,746	13,773	12,714
Gross profit	45,263	37,827	33,337
Operating expenses:
Research and development	18,659	19,575	21,483
Less - royalty-bearing participation	684	736	762
Research and development, net	17,975	18,839	20,721
Sales and marketing	17,794	14,592	12,270
General and administrative	6,407	5,058	4,460
Total operating expenses	42,176	38,489	37,451
Operating income (loss)	3,087	(662)	(4,114)
Financial income, net	4,115	4,557	2,016
Income (loss) before taxes on income	7,202	3,895	(2,098)
Taxes on income	(234)	(182)	(159)
Net income (loss)	$ 6,968	$ 3,713	$ (2,257)
Basic net income (loss) per Ordinary Share (in Dollars per share)	$ 0.44	$ 0.25	$ (0.16)
Diluted net income (loss) per Ordinary Share (in Dollars per share)	$ 0.43	$ 0.24	$ (0.16)
Weighted average number of Ordinary Shares used in computing basic net income (loss) per Ordinary Share (in Shares)	15,666,457	15,098,642	14,525,449
Weighted average number of Ordinary Shares used in computing diluted net income (loss) per Ordinary Share (in Shares)	16,155,150	15,297,947	14,525,449
Products
Revenues:
Revenues	$ 28,217	$ 22,840	$ 18,997
Cost of revenues:
Cost of revenues	7,092	5,662	5,471
Services
Revenues:
Revenues	32,792	28,760	27,054
Cost of revenues:
Cost of revenues	$ 8,654	$ 8,111	$ 7,243